Condensed Consolidating Financial Information (Condensed Consolidating Balance Sheet) (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 11,138	$ 9,462	$ 11,676	$ 8,866
Other current assets	296,802	345,904
Total current assets	307,940	355,366
Fixed Assets, at cost	2,017,239	1,899,058
Less: Accumulated depreciation	(287,077)	(268,057)
Net fixed assets	1,730,162	1,631,001
Goodwill	325,046	325,046
Other assets, net	288,845	290,181
Equity investees	620,147	628,780
Investments in subsidiaries	0	0
TOTAL ASSETS	3,272,140	3,230,374
Current liabilities	342,571	363,145
Senior secured credit facility	648,400	550,400
SENIOR UNSECURED NOTES	1,050,604	1,050,639
Deferred tax liabilities	19,363	18,754
Other liabilities	18,326	18,233
Total liabilities	2,079,264	2,001,171
Limited Partners' Capital Account	1,192,876	1,229,203	1,080,059	1,097,737
Partners' capital	1,192,876	1,229,203
TOTAL LIABILITIES AND PARTNERS' CAPITAL	3,272,140	3,230,374
Genesis Energy, L.P. (Parent And Co-Issuer) [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	9	9	19	20
Other current assets	1,465,246	1,378,573
Total current assets	1,465,255	1,378,582
Fixed Assets, at cost	0	0
Less: Accumulated depreciation	0	0
Net fixed assets	0	0
Goodwill	0	0
Other assets, net	27,140	28,421
Equity investees	0	0
Investments in subsidiaries	1,417,120	1,434,255
TOTAL ASSETS	2,909,515	2,841,258
Current liabilities	17,635	11,016
Senior secured credit facility	648,400	550,400
SENIOR UNSECURED NOTES	1,050,604	1,050,639
Deferred tax liabilities	0	0
Other liabilities	0	0
Total liabilities	1,716,639	1,612,055
Limited Partners' Capital Account	1,192,876	1,229,203
TOTAL LIABILITIES AND PARTNERS' CAPITAL	2,909,515	2,841,258
Genesis Energy Finance Corporation (Co-Issuer) [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0
Other current assets	0	0
Total current assets	0	0
Fixed Assets, at cost	0	0
Less: Accumulated depreciation	0	0
Net fixed assets	0	0
Goodwill	0	0
Other assets, net	0	0
Equity investees	0	0
Investments in subsidiaries	0	0
TOTAL ASSETS	0	0
Current liabilities	0	0
Senior secured credit facility	0	0
SENIOR UNSECURED NOTES	0	0
Deferred tax liabilities	0	0
Other liabilities	0	0
Total liabilities	0	0
Limited Partners' Capital Account	0	0
TOTAL LIABILITIES AND PARTNERS' CAPITAL	0	0
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	8,774	8,310	10,786	8,049
Other current assets	285,832	333,385
Total current assets	294,606	341,695
Fixed Assets, at cost	1,941,764	1,823,556
Less: Accumulated depreciation	(269,565)	(251,171)
Net fixed assets	1,672,199	1,572,385
Goodwill	325,046	325,046
Other assets, net	269,385	269,252
Equity investees	620,147	628,780
Investments in subsidiaries	98,469	97,195
TOTAL ASSETS	3,279,852	3,234,353
Current liabilities	1,823,745	1,761,856
Senior secured credit facility	0	0
SENIOR UNSECURED NOTES	0	0
Deferred tax liabilities	19,363	18,754
Other liabilities	18,326	18,233
Total liabilities	1,861,434	1,798,843
Limited Partners' Capital Account	1,418,418	1,435,510
TOTAL LIABILITIES AND PARTNERS' CAPITAL	3,279,852	3,234,353
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	2,355	1,143	871	797
Other current assets	46,972	46,215
Total current assets	49,327	47,358
Fixed Assets, at cost	75,475	75,502
Less: Accumulated depreciation	(17,512)	(16,886)
Net fixed assets	57,963	58,616
Goodwill	0	0
Other assets, net	145,184	146,700
Equity investees	0	0
Investments in subsidiaries	0	0
TOTAL ASSETS	252,474	252,674
Current liabilities	2,604	2,705
Senior secured credit facility	0	0
SENIOR UNSECURED NOTES	0	0
Deferred tax liabilities	0	0
Other liabilities	152,695	154,021
Total liabilities	155,299	156,726
Limited Partners' Capital Account	97,175	95,948
TOTAL LIABILITIES AND PARTNERS' CAPITAL	252,474	252,674
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	$ 0	$ 0
Other current assets	(1,501,248)	(1,412,269)
Total current assets	(1,501,248)	(1,412,269)
Fixed Assets, at cost	0	0
Less: Accumulated depreciation	0	0
Net fixed assets	0	0
Goodwill	0	0
Other assets, net	(152,864)	(154,192)
Equity investees	0	0
Investments in subsidiaries	(1,515,589)	(1,531,450)
TOTAL ASSETS	(3,169,701)	(3,097,911)
Current liabilities	(1,501,413)	(1,412,432)
Senior secured credit facility	0	0
SENIOR UNSECURED NOTES	0	0
Deferred tax liabilities	0	0
Other liabilities	(152,695)	(154,021)
Total liabilities	(1,654,108)	(1,566,453)
Limited Partners' Capital Account	(1,515,593)	(1,531,458)
TOTAL LIABILITIES AND PARTNERS' CAPITAL	$ (3,169,701)	$ (3,097,911)